SUBSEQUENT EVENT (Details) - Subsequent event	Jul. 15, 2026 shares
SUBSEQUENT EVENT
Aggregate ordinary shares issued	400,000
Class A ordinary shares
SUBSEQUENT EVENT
Ordinary shares reserved for future issuance	200,000
Aggregate ordinary shares issued	200,000
Class B ordinary shares
SUBSEQUENT EVENT
Ordinary shares reserved for future issuance	200,000
Aggregate ordinary shares issued	200,000